Share Capital and Other Equity Instruments - Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price (Details)		1 Months Ended					6 Months Ended
	Jan. 31, 2021 shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Mar. 31, 2022 shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance							1,027,778	1,027,778	2,485,555	2,485,555
Number of Share Options, Granted	40,000	443,500	443,500	165,000	50,000	50,000
Number of Share Options, Forfeited									(850,274)	(850,274)
Number of Share Options, Expired							(76)	(76)
Number of share Options, Ending Balance		1,027,702	1,027,702		1,635,281	1,635,281	1,027,702	1,027,702	1,635,281	1,635,281
Weighted Average Exercise Price, Beginning Balance | $ / shares							$ 21.39		$ 18.7
Weighted Average Exercise Price, Forfeited | $ / shares									15.11
Weighted Average Exercise Price, Expired | $ / shares							2,117.37
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 21.23			$ 20.56		$ 21.23		$ 20.56
US$
Disclosure Of Classes Of Share Capital [Line Items]
Number of Share Options, Beginning Balance							749,000	749,000	305,000	305,000
Number of Share Options, Granted							608,500	608,500	90,000	90,000
Number of Share Options, Forfeited							(45,000)	(45,000)
Number of share Options, Ending Balance		1,312,500	1,312,500		395,000	395,000	1,312,500	1,312,500	395,000	395,000
Weighted Average Exercise Price, Beginning Balance | $ / shares								$ 3.49		$ 4.7
Weighted Average Exercise Price, Granted | $ / shares								0.67		4.65
Weighted Average Exercise Price, Forfeited | $ / shares								1.81
Weighted Average Exercise Price, Ending Balance | $ / shares			$ 2.24			$ 4.69		$ 2.24		$ 4.69